Long-Term Debt - Repayment schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
June 30, 2022	$ 95,312
June 30, 2023	100,936
June 30, 2024	93,939
June 30, 2025	335,495
June 30, 2026 and thereafter	209,691
Total	$ 835,373	$ 781,939